                                  FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: / /                (a)

         or fiscal year ending:     12/31/05           (b)

Is this a transition report? (Y/N)                                            N
                                                                             ---
Is this an amendment to a previous filing? (Y/N)                              N
                                                                             ---
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:        NYLIAC MFA SEPARATE ACCOUNT-I

     B. File Number:            811-03831

     C. Telephone Number:       (212) 576-7000

2.   A. Street:                 51 MADISON AVENUE

     B. City: NEW YORK          C. State: NY       D. Zip Code: 10010  Zip Ext:

     E. Foreign Country:                           Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)               N
                                                                             ---
4.   Is this the last filing on this form by Registrant? (Y/N)                N
                                                                             ---
5.   Is Registrant a small business investment company (SBIC)? (Y/N)          N
                                                                             ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
                                                                             ---
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company?(Y/N)            Y
                                                                             ---
     [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at
     the end of the period?                                                   6
                                                                             ---


                                                      If filing more than one
                                                      Page 2, "X" box [ ]

For period ending 12/31/05

File number 811-03831


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                          Is this the
Series                                                                    last filing
Number                    Series Name                                   for this series?
------  ----------------------------------------------------            ----------------
                                                                             (Y/N)
  1.     Common Stock Investment Division    Single Premium Policies           N
  2.     Common Stock Investment Division    Flexible Premium Policies         N
  3.     Bond Investment Division            Single Premium Policies           N
  4.     Bond Investment Division            Flexible Premium Policies         N
  5.     Money Market Investment Division    Single Premium Policies           N
  6.     Money Market Investment Division    Flexible Premium Policies         N

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

                                                       If filing more than one
                                                       Page 47, "X" box [ ]

For period ending 12/31/05

File number 811-03831


UNIT INVESTMENT TRUSTS

111.  A. [/] Depositor Name: __________________________________________________

      B. [/] File Number (If any): _______________________

      C. City: ___________ State: ________ Zip Code: _______ Zip Ext.: ____

         [/] Foreign Country: _______________ Foreign Postal Code: ____________


111.  A. [/] Depositor Name: __________________________________________________

      B. [/] File Number (If any): _______________________

      C. [/] City: ___________ State: ________ Zip Code: _______ Zip Ext.: ____


112.  A. [/] Sponsor Name: ____________________________________________________

      B. [/] File Number (If any): _______________________

      C. [/] City: ___________ State: ________ Zip Code: _______ Zip Ext.: ____

         [/] Foreign Country: _______________ Foreign Postal Code: ____________


112.  A. [/] Sponsor Name: ____________________________________________________

      B. [/] File Number (If any): _______________________

      C. [/] City: ___________ State: ________ Zip Code: _______ Zip Ext.: ____

         [/] Foreign Country: _______________ Foreign Postal Code: ____________

                                                      If filing more than one
                                                      Page 48, "X" box: [ ]
For period ending 12/31/05

File number 811-03831


113.  A. [/] Trustee Name: ____________________________________________________

      B. [/] City: ________ State: ________ Zip Code: ________ Zip Ext.: ______

         [/]Foreign Country: _________________ Foreign Postal Code: ___________


113.  A. [/] Trustee Name: ____________________________________________________

      B. [/] City: ________ State: ________ Zip Code: ________ Zip Ext.: ______

         [/]Foreign Country: _________________ Foreign Postal Code: ___________


114.  A. [/] Principal Underwriter Name: ______________________________________

      B. [/] File Number: 8-_______________________

      C. [/] City: ________ State: ________ Zip Code: ________ Zip Ext.: ______

         [/]Foreign Country: _________________ Foreign Postal Code: ___________


115.  A. [/] Independent Public Accountant Name: ______________________________

      B. [/] City: ________ State: ________ Zip Code: ________ Zip Ext.: ______

         [/]Foreign Country: _________________ Foreign Postal Code: ___________


115.  A. [/] Independent Public Accountant Name: ______________________________

      B. [/] City: ________ State: ________ Zip Code: ________ Zip Ext.: ______

         [/]Foreign Country: _________________ Foreign Postal Code: ___________

                                                        If filing more than one
                                                         Page 49, "X" box: [ ]

For period ending 12/31/05

File number 811-03831


116. Family of investment companies information:

       A. [/] Is Registrant part of a family of investment companies? (Y/N) ______________________________________ _________
                                                                           Y/N
       B. [/] Identify the family in 10 letters: _______________________________
              (NOTE: In filing this form, use this identification
                consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. [/] Is Registrant a separate account of an insurance
                company? (Y/N) _______________________________________ _________
                                                                           Y/N
       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B. [/] Variable annuity contracts? (Y/N) ______________________ _________
                                                                           Y/N
       C. [/] Scheduled premium variable life contracts? (Y/N) _______ _________
                                                                           Y/N
       D. [/] Flexible premium variable life contracts? (Y/N) ________ _________
                                                                           Y/N
       E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) ________________________ _________
                                                                           Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _____ _________
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _____________________________________________________ _________
120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) ________________________________________________ $ __________
121. [/] State the number of series for which a current prospectus was in existence at the end of the period ___________________________ _________
122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ________________________________________ _________

                                                     If filing more than one
                                                      Page 50, "X" box: [ ]
For period ending 12/31/05

File number 811-03831


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) __________________________________ $ ________

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ____________________ $ ________


125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) _________ $ ________


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
     ($000's omitted) ___________________________________________ $ ________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of                Total Assets Total Income
                                                      Series                   ($000's      Distributions
                                                      Investing                omitted)     ($000's omitted)
                                                      ---------                 --------    ----------------
A. U.S. Treasury direct issue                                                  $             $
                                                      ----------------         --------      ------------

B. U.S. Government agency                                                      $             $
                                                      ----------------         --------      ------------
C. State and municipal tax-free                                                $             $
                                                      ----------------         --------      ------------
D. Public utility debt                                                         $             $
                                                      ----------------         --------      ------------
E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                                               $             $
                                                     ----------------          --------      ------------
F. All other corporate intermed. & long-
     term debt                                                                 $             $
                                                     ----------------          --------      ------------
G. All other corporate short-term debt                                         $             $
                                                     ----------------          --------      ------------
H. Equity securities of brokers or dealers                                     $             $
      or parents of brokers or dealers               ----------------          --------      ------------


I. Investment company equity securities                                        $             $
                                                      ----------------         --------      ------------
J. All other equity securities                                1                $197,870      $
                                                      ----------------         --------      ------------
K. Other securities
                                                                               $             $
                                                      ----------------         --------      ------------
L. Total assets of all series of registrant                   1                $197,870      $
                                                      ----------------         --------      ------------

                                                       If filing more than one
                                                        Page 51, "X" box: [ ]

For period ending 12/31/05

File number 811-03831


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _______________________________________ _____________
                                                                     Y/N


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ______________________________ _____________
                                                                     Y/N


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ______________________ _____________
                                                                     Y/N

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted) ____________________   $ 3,195
                                                                  _______


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811- _______  811- _______  811- _______  811- _______  811- _______

         811- _______  811- _______  811- _______  811- _______  811- _______

         811- _______  811- _______  811- _______  811- _______  811- _______

         811- _______  811- _______  811- _______  811- _______  811- _______

         811- _______  811- _______  811- _______  811- _______  811- _______

         811- _______  811- _______  811- _______  811- _______  811- _______

         811- _______  811- _______  811- _______  811- _______  811- _______

         811- _______  811- _______  811- _______  811- _______  811- _______

         811- _______  811- _______  811- _______  811- _______  811- _______

                                 SIGNATURE PAGE

For period ending 12/31/05

File number 811-03831



         This report is signed on behalf of the Registrant, NYLIAC MFA Separate Account-I, in the City of New York, in the State of New York, on the 24th day of February, 2006.


                                              NYLIAC MFA Separate Account-I

                                         By:  /s/ ANGELO SCIALABBA
                                             ----------------------------
                                              Angelo Scialabba
                                              Vice President and Controller

Witness:


/s/ MARY HALLAHAN
-------------------------------
Mary Hallahan
Corporate Vice President